LAW OFFICE OF C. RICHARD ROPKA, L.L.C.

C. Richard Ropka, LLM (Tax) † † Admitted to practice in US Supreme Court, US District Court & US Tax Court	215 Fries Mill Road Turnersville, New Jersey 08012 (856) 374-1744 (1-866) 272-8505 (Fax)

August 8, 2017

VIA EDGAR

Ms. Kimberly Browning

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street N.E.

Washington DC 20549

Re:

Registrant – Monteagle Funds

File Nos. 333-41461; 811-08529

Dear Ms. Browning:

Kindly accept this letter on behalf of Monteagle Funds (“Trust”). Set forth below are the comments that you expressed in our telephone conversation on August 3, 2017 to the registrant’s Preliminary Information Statement on Schedule 14A filed with the Securities and Exchange Commission (“SEC”) on July 26, 2017, and the responses thereto. Your comments are set forth in italics and are followed by the Registrant’s responses, which are reflected in the Definitive Information Statement, as filed with the SEC today.

The registrant’s responses are as follows:

1.

Confirm that missing and bracketed information will be provided in the final proxy materials along with the date of which copies of the materials are intended to be released to shareholders that is required by Item 1(b) of Schedule 14A.

Response: The missing and bracketed disclosure has been provided accordingly.

2.

Confirm that the Proxy states the name and address of the Adviser, the principal underwriter, and the administrator as required by Item 22(a)(3)(i) of Schedule 14A.

Response: The name and address of the Adviser, Principal Underwriter and Administrator is included accordingly.

Ms. Kimberly Browning

August 8, 2017

3.

Confirm that the Proxy is in compliance with the requirement of Item 22(c) which governs approval of the investment advisory contracts.

Response:  The Proxy satisfies the requirements of Item 22(c).

4.

Confirm that the proposed Subadviser is not an “affiliated person” as that term is defined in Section 2(a)(3) of the Investment Company Act of 1940.

Response: The Sub-adviser is not an “affiliated person” as that term is defined in Section 2(a)(3) of the Investment Company Act of 1940.

5.

Confirm whether the terms of the new sub-advisory agreement are “substantially identical” or “identical” and further conform this representation throughout the document.  In addition, indicate that the Advisory fees and all other fees and financial obligations of the Fund will remain the same.

Response:  The disclosure has been revised to reflect the appropriate representation and conform the same throughout the document.

6.

In the sections discussing the fees, state the contractual fee rate under the old and new arrangement.

Response: The disclosure has been revised accordingly.

7.

Confirm to the Staff that all material differences between to the two subadvisory agreements are disclosed.

Response:  All material differences between the current subadvisory agreement and proposed new subadvisory agreement have been disclosed.

8.

Clarify the reference to the 2/3rds voting standard.

Response:  This reference has been deleted.

9.

Confirm whether Garcia Hamilton & Associates, L.P. or any other party will seek reimbursement for the costs incurred in connection with the proxy.

Response: Garcia Hamilton & Associates, L.P. will not seek reimbursement for the costs incurred regarding this proxy.

10.

Please add disclosure briefly summarizing what steps the Board has in place to address the possibility if the shareholders do not approve the proposal.

Response: Additional disclosure has been provided.

Ms. Kimberly Browning

August 8, 2017

11.

Clarify why the Board and Fund shareholders re-approved the subadvisory agreement with Garcia Hamilton & Associates, L.P. on May 2, 2017 when Garcia Hamilton & Associates, L.P. notified the Board of its intention to terminate the subadvisory agreement on January 11, 2017.

Response:  Additional disclosure has been added to clarify this prior approval.

12.

Confirm to the Staff that the transaction described in this proxy does not trigger an assignment under the Investment Company Act of 1940 or Investment Adviser Act of 1940.

Response: The transaction described in this proxy does not trigger an assignment.

13.

Where you say that Board found that the approval of the new Subadviser is in the best interests of the shareholders, please indicate whether the Board found that it was also in the best interests of the Fund.

Response: The disclosure has been revised accordingly.

14.

Clarify the sentence, “Accordingly, GHA will terminate its subadvisory agreement with the Fund no later than December 31, 2017.” Add they would like to do this by December 31, 2017.

Response: The referenced disclosure has been revised accordingly.

15.

Clarify the sentence, “Accordingly, as set forth in the agreement, upon thirty (30) days written notice to the Trust the subadviser may terminate the agreement.”  What is this connected to? Please clarify this language.

Response:    The disclosure has been deleted.

16.

Consider inserting a header prior the paragraph that begins, “In response to GHA’s notice…” as it appears to be a part of the Board’s 15C analysis.

Response: A header has been added.

17.

Please clarify the nature of the text in the sentence beginning, “As stated above, the GHA Subadvisory Agreement…”

Response: The referenced language has been deleted.

18.

Confirm supplementally that pro forma fee and expense projections are not required to be disclosed.

Response: As the old and proposed new subadvisory agreements are identical regarding fees and expenses, no pro forma fee and expense projections are required.

19.

In the section entitled, “Comparison of the GHA Subadvisory Agreement and the HR Subadvisory Agreement,” clarify the term “substantially.”

Ms. Kimberly Browning

August 8, 2017

Response: The term substantially has been deleted.

20.

Revise the applicable disclosure to clarify that the Fund will ultimately pay subadvisory fees, resulting in the shareholders indirectly sharing that expense.

Response: The referenced disclosure has been revised accordingly.

21.

Clarify the disclosure in the subparagraph captioned “Liability of the Subadviser” that any agreement to indemnify the Investment Adviser or Subadviser cannot contain any provision which protects or purports to protect the Subadviser against any liability to the Fund or its shareholders to which it would otherwise be subject by reason of willful malfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Response: The applicable disclosure has been revised accordingly.

22.

Indicate whether the Board considered information from any source beyond Howe and Rusling, Inc. If not, please outline in response letter. Negative disclosure is not required in the proxy.

Response:  In light of the Adviser’s recommendation to the Board, and the preexisting positive relationship the Monteagle Funds has had with Howe and Rusling, Inc., the Board did not consider any source beyond Howe and Rusling, Inc.

23.

Confirm whether the Board considered matters adverse to the proposal. If so, please include disclosure relating to the Board’s consideration. If not, please explain to the Staff why the Board did not.

Response: The Board did not consider matters adverse to the proposal in light of the Adviser’s recommendation and the preexisting positive relationship the Monteagle Funds has had with Howe and Rusling, Inc.

24.

Clarify that if the shareholders sign the proxy card without specifying an instruction, the proxy card will be voted in favor of the New Subadviser.

Response: The Disclosure has been revised accordingly.

25.

In Appendix A of the proxy statement, for purposes of clarity, please spell out “GHA.”

Response: Revised.

26.

In Appendix A of the proxy statement, for purposes of clarity, considering adding the date into the chart in which Garcia Hamilton & Associates, L.P. became the subadviser for the Fund.

Response:  The Appendix has been revised accordingly.

Ms. Kimberly Browning

August 8, 2017

Thank you for your kind attention to the matter.  Should you have any questions, please contact me.

Sincerely,

/s/ C. Richard Ropka

C. Richard Ropka, Esq.